Note 13 - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Schedule of Net Periodic Benefit Cost Not yet Recognized [Table Text Block]
Projected Payments

2015	$34,000
2016	29,000
2017	23,000
2018	18,000
2019	12,000
Thereafter	12,000
Total	$128,000

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted-		Weighted-
		average		average
		Exercise		Exercise
	2014	Price	2013	Price

Outstanding, January 1	$58,581	$28.38	$79,693	$27.25
Exercised	(11,223)	30.45	(21,112)	24.11
Forfeited	(907)	27.35	-	-

Outstanding, December 31	$46,451	$27.90	$58,581	$28.38

Exercisable, December 31	$46,451	$27.90	$58,581	$28.38

Schedule of Other Share-based Compensation, Activity [Table Text Block]
		Outstanding			Exercisable
			Contractual	Average		Average
	Exercise		Average	Exercise		Exercise
Grant Date	Price	Shares	Life	Price	Shares	Price

December 14, 2005	36.73	7,163	0.95	36.73	7,163	36.73
December 10, 2006	40.24	3,150	1.94	40.24	3,150	40.24
April 19, 2007	37.33	3,639	2.29	37.33	3,639	37.33
May 16, 2007	37.48	1,337	2.37	37.48	1,337	37.48
December 10, 2007	37.00	2,450	2.94	37.00	2,450	37.00
January 2, 2008	36.25	1,337	3.00	36.25	1,337	36.25
November 10, 2008	23.00	18,500	3.86	23.00	18,500	23.00
May 9, 2011	17.55	8,875	6.35	17.55	8,875	17.55

		46,451			46,451